Senior Secured Convertible Notes Payable (in default) (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Volatility		119.00%	121.00%
Dividend yield		0.00%	0.00%
March 2019 Warrant Liability [Member]
Risk free rate		1.39%
Market price per share		$ 19.04
Life of instrument in years		4 years 5 months 20 days
Volatility	102.00%	119.00%
Dividend yield	0.00%	0.00%
March 2019 Conversion Feature. [Member]
Risk free rate		1.76%
Market price per share		$ 19.04
Life of instrument in years		1 year 15 days
Volatility		100.00%
Dividend yield		0.00%